Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	$ 319,924	$ 328,302
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	19,184	11,263
Net income attributable to non-controlling interests	36,140	30,048
Changes in assets and liabilities:
Other assets	(3,135)	9,903
Incentive management fee payable to General Partners	(7,152)	15,695
Property management fees payable	1,421	222
Customer deposits and other liabilities	(126,770)	(20,858)
Net cash provided by operating activities	239,612	374,575
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	0	88,885
Net cash used in investing activities	0	(88,885)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	403,487	480,666
Distributions paid to non-controlling interests	(27,600)	(22,800)
Net cash used in financing activities	(431,087)	(503,466)
NET DECREASE IN CASH AND CASH EQUIVALENTS	191,475	217,776
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	537,223	703,774
CASH AND CASH EQUIVALENTS AT END OF PERIOD	345,748	487,998
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	$ 193,769	$ 232,523